Leases (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended		15 Months Ended
	Jun. 03, 2024	Oct. 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Leases [Line Items]
Annual escalations		3.00%
Impairment loss on operating lease right-of-use asset			$ 0	$ 0		$ 0	$ (3,513,999)	$ (3,513,999)	$ 0
Payments for lease								177,111	786,563
PH Pharma Ltd [Member]
Leases [Line Items]
Base rent for sublease								600,000	$ 900,000
Palo Alto, California [Member]
Leases [Line Items]
Base rent for sublease		$ 89,000	94,090	117,344		195,708	389,833
Impairment loss on operating lease right-of-use asset					$ (3,513,999)			(3,513,999)
Payments for lease										$ 0
Landlord awarded amount	$ 796,773
Lease expiration period		2027-04
Lessee, operating lease, renewal term		5 years
Payments for Tenant Improvements		$ 300,000
Interest Percentage of Tenant Improvements		7.00%
Operating lease liability								$ 4,439,235
Interest expense			$ 79,504	$ 99,633		$ 164,280	$ 203,845